Debt due within one year	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Debt due within one year

Note 24	Debt due within one year

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	2021	2020
Notes payable(1)	29	0.07%	735	392
Loans secured by trade receivables	29	1.10%	900	1,050
Long-term debt due within one year(2)	25	4.01%	990	975
Total debt due within one year			2,625	2,417
(1)Includes commercial paper of $561 million in U.S. dollars ($711 million in Canadian dollars) and $274 million in U.S. dollars ($349 million in Canadian dollars) as at December 31, 2021 and December 31, 2020, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 29, Financial and capital management, for additional details.
(2)Included in long-term debt due within one year is the current portion of lease liabilities of $864 million and $754 million as at December 31, 2021 and December 31, 2020, respectively.

Securitized trade receivables
Our securitized trade receivables programs are recorded as floating rate revolving loans secured by certain trade receivables.
The following table provides further details on our securitized trade receivables programs during 2021 and 2020.

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Average interest rate throughout the year	1.07%	1.58%
Securitized trade receivables	1,701	2,007
In 2021, we terminated one of our securitized trade receivables programs and repaid the $150 million balance outstanding under the program.
We continue to service trade receivables under our securitized trade receivables program expiring on December 1, 2022. The buyer's interest in the collection of these trade receivables ranks ahead of our interests, which means that we are exposed to certain risks of default on the amounts securitized.
We have provided various credit enhancements in the form of overcollateralization and subordination of our retained interests.
The buyer will reinvest the amounts collected by buying additional interests in our trade receivables until the securitized trade receivables agreement expires or is terminated. The buyer and its investors have no further claim on our other assets if customers do not pay the amounts owed.

Credit facilities
Bell Canada may issue notes under its Canadian and U.S. commercial paper programs up to the maximum aggregate principal amount of $3 billion in either Canadian or U.S. currency provided that at no time shall such maximum amount of notes exceed $3.5 billion in Canadian currency which equals the aggregate amount available under Bell Canada’s committed supporting revolving and expansion credit facilities as at December 31, 2021. The total amount of the net available committed revolving and expansion credit facilities may be drawn at any time.
The table below is a summary of our total bank credit facilities at December 31, 2021.

	TOTAL AVAILABLE	DRAWN	LETTERS OF CREDIT	COMMERCIAL PAPER OUTSTANDING	NET AVAILABLE
Committed credit facilities
Unsecured revolving and expansion credit facilities (1)(2)	3,500	—	—	711	2,789
Other	106	—	106	—	—
Total committed credit facilities	3,606	—	106	711	2,789
Total non-committed credit facilities	1,939	—	1,060	—	879
Total committed and non-committed credit facilities	5,545	—	1,166	711	3,668
(1)Bell Canada’s $2.5 billion committed revolving credit facility expires in May 2026 and its $1 billion committed expansion credit facility expires in May 2024.
(2)As of December 31, 2021, Bell Canada’s outstanding commercial paper included $561 million in U.S. dollars ($711 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in Debt due within one year.

Restrictions
Some of our credit agreements:
•require us to meet specific financial ratios
•require us to offer to repay and cancel the credit agreement upon a change of control of BCE or Bell Canada
We are in compliance with all conditions and restrictions under such credit agreements.

Note 25	Long-term debt

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	MATURITY	2021	2020
Debt securities
1997 trust indenture		3.67%	2023-2051	16,750	16,400
1976 trust indenture		9.38%	2027-2054	975	1,100
2011 trust indenture		4.00%	2024	225	225
2016 U.S. trust indenture (1)		3.26%	2024-2052	5,188	2,228
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		4.13%	2022-2065	4,309	4,356
Other				438	386
Total debt				28,160	24,970
Net unamortized discount				(26)	(19)
Unamortized debt issuance costs				(96)	(70)
Less:
Amount due within one year	24			(990)	(975)
Total long-term debt				27,048	23,906
(1)At December 31, 2021 and 2020, notes issued under the 2016 U.S. trust indenture totaled $4,100 million and $1,750 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations through cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.

Bell Canada's debt securities have been issued in Canadian dollars with the exception of debt securities issued under the 2016 U.S. trust indenture, which have been issued in U.S. dollars. All debt securities bear a fixed interest rate.

Restrictions
Some of our debt agreements:
•impose covenants and new issue tests
•require us to make an offer to repurchase certain series of debt securities upon the occurrence of a change of control event as defined in the relevant debt agreements
We are in compliance with all conditions and restrictions under such debt agreements.
In Q4 2021, Bell Canada successfully completed a proxy solicitation and obtained the necessary approval from debenture holders to make certain amendments under its1976 trust indenture, including the deletion of covenants that require Bell Canada to meet certain financial ratio tests when issuing long-term debt.

All outstanding debt securities have been issued under trust indentures, are unsecured and have been guaranteed by BCE. All debt securities have been issued in series and certain series are redeemable at Bell Canada’s option prior to maturity at the prices, times and conditions specified for each series.

2021
On August 12, 2021, Bell Canada issued, under its 2016 trust indenture, 2.15% Series US-5 Notes, with a principal amount of $600 million in U.S. dollars ($755 million in Canadian dollars), which mature on February 15, 2032, and 3.20% Series US-6 Notes, with a principal amount of $650 million in U.S. dollars ($818 million in Canadian dollars), which mature on February 15, 2052.

On May 28, 2021, Bell Canada issued, under its 1997 trust indenture, 2.20% Series M-56 medium term note (MTN) debentures, with a principal amount of $500 million, which mature on May 29, 2028. This issue constitutes Bell Canada's first sustainability bond offering.

On April 19, 2021, Bell Canada redeemed, prior to maturity, its 3.00% Series M-40 MTN debentures, having an outstanding principal amount of $1.7 billion, which were due on October 3, 2022.

On March 17, 2021, Bell Canada issued, under its 1997 trust indenture, 3.00% Series M-54 MTN debentures, with a principal amount of $1 billion, which mature on March 17, 2031, and 4.05% Series M-55 MTN debentures, with a principal amount of $550 million, which mature on March 17, 2051.

Additionally, on March 17, 2021, Bell Canada issued, under its 2016 trust indenture, 0.75% Series US-3 Notes, with a principal amount of $600 million in U.S. dollars ($747 million in Canadian dollars), which mature on March 17, 2024, and 3.65% Series US-4 Notes, with a principal amount of $500 million in U.S. dollars ($623 million in Canadian dollars), which mature on March 17, 2051.

The Series US-3, Series US-4, Series US-5 and Series US-6 Notes (collectively, the Notes) have been hedged for foreign currency fluctuations through cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.

For the year ended December 31, 2021, we recognized early debt redemption costs of $53 million, which were recorded in Other income (expense) in the income statement.

Subsequent to year end, on February 11, 2022, Bell Canada issued, under its 2016 trust indenture, 3.65% Series US-7 Notes, with a principal amount of $750 million in U.S. dollars ($954 million in Canadian dollars), which mature on August 15, 2052. The Series US-7 Notes have been hedged for foreign currency fluctuations through cross currency interest rate swaps.

Additionally, subsequent to year end, on February 14, 2022, Bell Canada announced it will redeem, on March 16, 2022, prior to maturity, its 3.35% Series M-26 MTN debentures, having an outstanding principal amount of $1 billion, which were due on March 22, 2023. We expect to incur early debt redemption charges of $18 million.
2020
On November 6, 2020, Bell Canada redeemed, prior to maturity, its 2.00% Series M-42 MTN debentures, having an outstanding principal amount of $850 million, which were due on October 1, 2021.

On September 14, 2020, Bell Canada redeemed, prior to maturity, its 3.15% Series M-30 MTN debentures, having an outstanding principal amount of $750 million, which were due on September 29, 2021.

On August 14, 2020, Bell Canada issued 1.65% Series M-53 MTN debentures under its 1997 trust indenture, with a principal amount of $750 million, which mature on August 16, 2027.
On May 14, 2020, Bell Canada issued 2.50% Series M-52 MTN debentures under its 1997 trust indenture, with a principal amount of $1 billion, which mature on May 14, 2030.

On May 14, 2020 and February 13, 2020, Bell Canada issued 3.50% Series M-51 MTN debentures under its 1997 trust indenture, with a principal amount of $500 million and $750 million, respectively, which mature on September 30, 2050.

On March 25, 2020, Bell Canada issued 3.35% Series M-47 MTN debentures under its 1997 trust indenture, with a principal amount of $1 billion, which mature on March 12, 2025.

On March 16, 2020, Bell Canada redeemed, prior to maturity, its 4.95% Series M-24 MTN debentures, having an outstanding principal amount of $500 million, which were due on May 19, 2021.

During the first half of 2020, Bell Canada drew $1,450 million in U.S. dollars ($2,035 million in Canadian dollars) under its committed credit facilities. In Q2 2020, Bell Canada repaid all of the U.S. dollar borrowings under such facilities. The borrowings, which were included in long-term debt, were hedged for foreign currency fluctuations through foreign exchange forward contracts. Accordingly, in Q2 2020, the forward contracts used to hedge these borrowings were settled. See Note 29, Financial and capital management, for additional details.

For the year ended December 31, 2020, we recognized early debt redemption costs of $50 million, which were recorded in Other income (expense) in the income statement.